CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2020
Management Commentary Explanatory [Abstract]
CORPORATE INFORMATION	ORGANIZATION AND CAPITAL MANAGEMENT
Organization
Brookfield Asset Management Inc. (the “Corporation”) is a global alternative asset management company. References in these financial statements to “Brookfield,” “us,” “we,” “our” or “the company” refer to the Corporation and its direct and indirect subsidiaries and consolidated entities. The company owns and operates assets with a focus on real estate, renewable power, infrastructure, private equity and credit. The Corporation is listed on the New York and Toronto stock exchanges under the symbols BAM and BAM.A, respectively. The Corporation was formed by articles of amalgamation under the Business Corporations Act (Ontario) and is registered in Ontario, Canada. The registered office of the Corporation is Brookfield Place, 181 Bay Street, Suite 300, Toronto, Ontario, M5J 2T3.
Capital Management
The company utilizes the Corporation’s Capital to manage the business in a number of ways, including operating performance, value creation, credit metrics and capital efficiency. The performance of the Corporation’s Capital is closely tracked and monitored by the company’s key management personnel and evaluated relative to management’s objectives. The primary goal of the company is to earn a 12-15% return compounded over the long-term while always maintaining excess capital to support ongoing operations.
The Corporation’s Capital consists of the capital invested in its asset management activities, including investments in entities that it manages, its corporate investments that are held outside of managed entities and its net working capital. The Corporation’s Capital is funded with common equity, preferred equity and corporate borrowings issued by the Corporation.
As at December 31, 2020, the Corporation’s Capital totaled $45.1 billion (2019 – $42.1 billion), and is computed as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Cash and cash equivalents	$1,283	$807
Other financial assets	3,809	2,722
Common equity in managed investments	33,732	33,839
Other assets and liabilities of the Corporation	6,321	4,728
Corporation’s Capital	$45,145	$42,096
Corporation’s Capital is comprised of the following:
Common equity	$31,693	$30,868
Preferred shares	4,145	4,145
Non-controlling interest	230	—
Corporate borrowings	9,077	7,083
	$45,145	$42,096
The Corporation generates returns on its capital through management fees and performance revenues earned as an asset manager, as well as distributions or dividends earned from its capital invested in managed entities, and through performance of the Corporation’s financial asset investments. Prudent levels of corporate borrowings and preferred equity are utilized to enhance returns to shareholders’ common equity.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2020 is as follows:

AS AT DEC. 31, 2020 (MILLIONS)	The Corporation	Managed Investments	Elimination	Total Consolidated
Cash and cash equivalents	$1,283	$8,650	$—	$9,933
Other financial assets	3,809	13,921	—	17,730
Accounts receivable and other[1]	3,632	17,401	(2,105)	18,928
Inventory	2	10,358	—	10,360
Assets classified as held for sale	—	5,917	—	5,917
Equity accounted investments	5,361	35,966	—	41,327
Investment properties	17	96,765	—	96,782
Property, plant and equipment	122	99,887	—	100,009
Intangible assets	285	24,373	—	24,658
Goodwill	368	14,346	—	14,714
Deferred income tax assets	2,159	1,179	—	3,338
Accounts payable and other[1]	(5,134)	(47,653)	2,105	(50,682)
Liabilities associated with assets classified as held for sale	—	(2,359)	—	(2,359)
Deferred income tax liabilities	(414)	(15,499)	—	(15,913)
Subsidiary equity obligations	(77)	(3,622)	—	(3,699)
Total	11,413	259,630	—	271,043
Common equity in managed investments[2]	33,732	—	(33,732)	—
Corporation’s Capital	45,145	259,630	(33,732)	271,043
Less:
Corporate borrowings	9,077	—	—	9,077
Non-recourse borrowings of managed entities	—	139,324	—	139,324
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	86,574	—	86,804
Common equity	$31,693	$33,732	$(33,732)	$31,693
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $2.1 billion and $2.1 billion respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.

Common equity in managed investments is a measure routinely evaluated by our company’s key management personnel and represents the net equity in our consolidated financial statements outside of our corporate and asset management segments, excluding non-controlling interests. This measure is equal to the sum of the common equity in our real estate, infrastructure, renewable power, private equity and residential operating segments.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2019 is as follows:

AS AT DEC. 31, 2019 (MILLIONS)	The Corporation	Managed Investments	Elimination	Total Consolidated
Cash and cash equivalents	$807	$5,971	$—	$6,778
Other financial assets	2,722	9,746	—	12,468
Accounts receivable and other[1]	1,629	17,002	(162)	18,469
Inventory	—	10,272	—	10,272
Assets classified as held for sale	—	3,502	—	3,502
Equity accounted investments	5,281	35,417	—	40,698
Investment properties	—	96,686	—	96,686
Property, plant and equipment	79	89,185	—	89,264
Intangible assets	124	27,586	—	27,710
Goodwill	328	14,222	—	14,550
Deferred income tax assets	2,477	1,095	—	3,572
Accounts payable and other[1]	(4,870)	(38,369)	162	(43,077)
Liabilities associated with assets classified as held for sale	—	(1,690)	—	(1,690)
Deferred income tax liabilities	(279)	(14,570)	—	(14,849)
Subsidiary equity obligations	(41)	(4,091)	—	(4,132)
Total	8,257	251,964	—	260,221
Common equity in managed investments[2]	33,839	—	(33,839)	—
Corporation’s Capital	42,096	251,964	(33,839)	260,221
Less:
Corporate borrowings	7,083	—	—	7,083
Non-recourse borrowings of managed entities	—	136,292	—	136,292
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	—	81,833	—	81,833
Common equity	$30,868	$33,839	$(33,839)	$30,868
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $162 million and $162 million respectively, between entities within the Corporation and its managed investments.
2.